Business acquisitions, development projects and disposition transactions - Schedule of Preliminary Allocation Of The Acquisition Prices Of Assets Acquired and Liabilities Assumed (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2023	Jun. 15, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill (note 6)	$ 1,324,062		$ 1,320,579		$ 1,201,244
Deerfield II
Business Acquisition [Line Items]
Working capital		$ (10,709)
Property, plant and equipment		194,419
Long-term debt		(157,935)
Asset retirement obligation		(1,030)
Deferred tax liability		(1,603)
Total net assets acquired		23,142
Cash and cash equivalents		1,662
Net assets acquired, net of cash and cash equivalents		$ 21,480
New York Water Company, Inc
Business Acquisition [Line Items]
Working capital				$ 4,820
Property, plant and equipment				499,252
Goodwill (note 6)				116,254
Regulatory assets				65,621
Other assets				4,507
Pension and other post-employment benefits				(13,402)
Regulatory liabilities				(59,727)
Other liabilities				(8,028)
Total net assets acquired				609,297
Cash and cash equivalents				49
Net assets acquired, net of cash and cash equivalents				$ 609,248